Employee Benefit Plans - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Defined Contribution Pension And Other Postretirement Plans Disclosure [Abstract]
Employee Contribution	$ 17,000
Employer contribution, percentage	58.00%
Employer contribution, maximum amount per employee	8,750
Employer contribution	$ 400,000